Summary of Significant Accounting Policies (Details 1)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
China, Yuan Renminbi
Period/year end exchange rate	7.08760	6.71111	6.61843
Period/annual average exchange rate	6.97980	6.71075	6.50682
Hong Kong, Dollars
Period/year end exchange rate	7.77050	7.84934	7.77047
Period/annual average exchange rate	7.75880	7.84162	7.75883